Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2020	2019
	(US$ millions)
Gross trade receivables	649	636
Less: provisions for expected credit losses	(298)	(265)
Trade receivables, net	351	371

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2020:
Telecom operators	15	7	3	25
Own customers	167	65	34	266
Others	34	19	8	60
Total	216	90	45	351
2019:
Telecom operators	23	9	8	40
Own customers	177	63	29	270
Others	40	15	5	60
Total	241	88	43	371

Inventories	Inventories

	2020	2019
	(US$ millions)
Telephone and equipment	23	18
SIM cards	4	3
IRUs	—	3
Other	10	9
Inventory at December 31,	37	32

Provisions and other liabilities
Current

	2020	2019
	(US$ millions)
Deferred revenue	78	77
Customer deposits	14	14
Current legal provisions	22	36
Tax payables	72	74
Customer and MFS distributor cash balances	186	141
Withholding tax on payments to third parties	6	15
Other provisions	—	3
Other current liabilities(i)	133	113
Total	511	474
(i) Includes $44 million (2019: $38 million) of tax risk liabilities not related to income tax.
Non-current

	2020	2019
	(US$ millions)
Non-current legal provisions	30	18
Long-term portion of asset retirement obligations	107	96
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	57	68
Long-term employment obligations	67	71
Other non-current liabilities	67	68
Total	328	322

Contract assets
Contract assets, net

	2020	2019
	(US$ millions)
Long-term portion	6	6
Short-term portion	28	37
Less: provisions for expected credit losses	(2)	(2)
Total	31	41
Contract costs, net (i)

	2020	2019
	(US$ millions)
Net at January 1	5	4
Contract costs capitalized	1	7
Amortization of contract costs	(1)	(6)
Net at December 31	5	5
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2020	2019
	(US$ millions)
Long-term portion	2	1
Short-term portion	89	81
Total	90	82